Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position [abstract]
NON-CURRENT ASSETS	€ 42,607	€ 41,232
Intangible assets	36,164	36,508
Property, Plant and Equipment	3,014	3,290
Non-current trade receivables	1,743
Other non-current assets	1,687	1,434
CURRENT ASSETS	51,692	36,394
Trade and Other Receivables	367	233
Other current assets	1,585	2,255
Short-term investments	9,197	10,653
Cash and cash equivalents	40,542	23,253
TOTAL ASSETS	94,299	77,626
EQUITY	55,589	47,535
Share Capital	41,553	34,337
Share premium	206,149	170,297
Other reserves	25,667	23,322
Retained loss	(217,778)	(180,421)
NON-CURRENT LIABILITIES	29,063	22,146
Bank loans	229	326
Finance leases	652	482
Advances repayable	2,864	1,544
Contingent and other financial liabilities	25,187	19,583
Post employment benefits	131	204
Other non-current liabilities		7
CURRENT LIABILITIES	9,647	7,945
Bank loans	281	209
Finance leases	484	427
Advances repayable	276	226
Trade payables	5,916	4,800
Other current liabilities	2,690	2,282
TOTAL EQUITY AND LIABILITIES	€ 94,299	€ 77,626